Schedule II - Valuation and Qualifying Accounts (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accounts Receivable, Credit Loss Expense (Reversal)	$ 53,239	$ 15,673
Cash Discounts Allowed on Sales and Charged Against Revenue	624,413	750,059
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	7,547
Cash Discount on Sales	$ 624,413	$ 750,059